PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) as of July 31, 2025
Description	Shares	Value
Long-Term Investments 95.6%
Common Stocks 92.2%
Australia 6.5%
ANZ Group Holdings Ltd.	6,302	$123,667
APA Group, UTS	2,892	15,554
Aristocrat Leisure Ltd.	1,194	53,464
ASX Ltd.	420	18,826
BHP Group Ltd.	10,723	270,812
BlueScope Steel Ltd.	948	14,372
Brambles Ltd.	2,900	44,368
CAR Group Ltd.	801	19,496
Cochlear Ltd.	141	28,786
Coles Group Ltd.	2,844	37,865
Commonwealth Bank of Australia	3,535	401,327
Computershare Ltd.	1,111	29,907
Evolution Mining Ltd.	4,327	19,583
Fortescue Ltd.	3,589	40,607
Glencore PLC*	21,747	87,278
Goodman Group, REIT	4,308	96,320
Insurance Australia Group Ltd.	5,130	28,797
Lottery Corp. Ltd. (The)	4,846	16,808
Macquarie Group Ltd.	768	106,357
Medibank Private Ltd.	5,961	19,483
National Australia Bank Ltd.	6,495	161,184
Northern Star Resources Ltd.	2,880	28,614
Origin Energy Ltd.	3,736	27,937
Pro Medicus Ltd.	124	25,464
Qantas Airways Ltd.	1,609	11,159
QBE Insurance Group Ltd.	3,202	47,499
REA Group Ltd.	109	16,604
Reece Ltd.	466	4,035
Rio Tinto Ltd.	787	55,970
Rio Tinto PLC	2,393	142,526
Santos Ltd.	6,861	34,524
Scentre Group, REIT	11,283	27,003
SGH Ltd.	441	14,424
Sigma Healthcare Ltd.	9,978	18,431
Sonic Healthcare Ltd.	968	17,094
South32 Ltd.	9,798	18,323
Stockland, REIT	5,178	18,357
Suncorp Group Ltd.	2,288	30,670
Telstra Group Ltd.	8,772	27,957
Transurban Group, UTS	6,588	58,303
Vicinity Ltd., REIT	8,193	12,900
Washington H Soul Pattinson & Co. Ltd.	529	13,743
Wesfarmers Ltd.	2,406	131,607
Westpac Banking Corp.	7,260	156,744
WiseTech Global Ltd.	421	31,887
Woodside Energy Group Ltd.	4,027	68,146
Woolworths Group Ltd.	2,591	52,307
		2,727,089
Austria 0.2%
Erste Group Bank AG	653	59,713
Mondi PLC	957	12,937
OMV AG	319	16,246
Verbund AG	142	10,573
		99,469

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Belgium 0.8%
Ageas SA/NV	322	$21,894
Anheuser-Busch InBev SA/NV	2,096	120,505
D’ieteren Group	44	8,691
Elia Group SA/NV	106	12,230
Groupe Bruxelles Lambert NV	181	15,132
KBC Group NV	487	50,796
Lotus Bakeries NV	1	8,454
Sofina SA	30	9,187
Syensqo SA	162	12,839
UCB SA	268	57,581
		317,309
Brazil 0.0%
Yara International ASA	349	12,902
Chile 0.1%
Antofagasta PLC	855	21,086
China 0.5%
BOC Hong Kong Holdings Ltd.	7,989	35,873
Prosus NV*	2,775	158,524
SITC International Holdings Co. Ltd.	2,096	6,777
Wharf Holdings Ltd. (The)	1,477	4,200
Wilmar International Ltd.	3,963	8,970
Yangzijiang Shipbuilding Holdings Ltd.	5,200	10,199
		224,543
Denmark 1.8%
AP Moller - Maersk A/S (Class A Stock)	6	11,773
AP Moller - Maersk A/S (Class B Stock)	9	17,773
Carlsberg A/S (Class B Stock)	201	25,058
Coloplast A/S (Class B Stock)	264	24,112
Danske Bank A/S	1,463	58,039
Demant A/S*	184	6,971
DSV A/S	429	96,133
Genmab A/S*	136	29,281
Novo Nordisk A/S (Class B Stock)	6,804	316,441
Novonesis Novozymes B	747	48,329
Orsted A/S, 144A*	356	16,779
Pandora A/S	171	28,231
ROCKWOOL A/S (Class B Stock)	200	8,764
Tryg A/S	732	17,657
Vestas Wind Systems A/S	2,140	39,072
		744,413
Finland 1.0%
Elisa OYJ	308	15,847
Fortum OYJ	971	17,814
Kesko OYJ (Class B Stock)	579	12,593
Kone OYJ (Class B Stock)	721	44,276
Metso OYJ	1,318	16,553
Neste OYJ	913	14,410
Nokia OYJ	11,295	46,031
Nordea Bank Abp	6,663	97,225
Orion OYJ (Class B Stock)	229	18,333
Sampo OYJ (Class A Stock)	5,135	55,117
Stora Enso OYJ (Class R Stock)	1,260	12,965

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ	1,125	$29,157
Wartsila OYJ Abp	1,091	30,143
		410,464
France 8.8%
Accor SA	422	21,389
Aeroports de Paris SA	73	8,860
Air Liquide SA	1,222	240,412
Airbus SE	1,255	252,324
Alstom SA*	750	17,592
Amundi SA, 144A	129	9,533
Arkema SA	124	8,432
AXA SA	3,758	182,523
BioMerieux	87	12,448
BNP Paribas SA	2,158	196,763
Bollore SE	1,522	8,779
Bouygues SA	409	16,841
Bureau Veritas SA	689	21,219
Capgemini SE	345	51,362
Carrefour SA	1,188	17,025
Cie de Saint-Gobain SA	952	109,211
Cie Generale des Etablissements Michelin SCA	1,422	50,590
Covivio SA, REIT	121	7,834
Credit Agricole SA	2,246	41,337
Danone SA	1,369	112,035
Dassault Aviation SA	41	12,766
Dassault Systemes SE	1,421	46,682
Edenred SE	510	14,565
Eiffage SA	147	19,733
Engie SA	3,873	87,058
EssilorLuxottica SA	626	186,144
Eurazeo SE	86	5,046
FDJ UNITED	217	6,769
Gecina SA, REIT	96	9,434
Getlink SE	641	11,625
Hermes International SCA	67	163,848
Ipsen SA	80	9,427
Kering SA	157	38,551
Klepierre SA, REIT	468	17,864
Legrand SA	556	82,125
L’Oreal SA	508	224,782
LVMH Moet Hennessy Louis Vuitton SE	581	311,888
Orange SA	3,949	60,069
Pernod Ricard SA	428	43,985
Publicis Groupe SA	485	44,320
Renault SA	417	15,429
Rexel SA	474	14,326
Safran SA	760	250,611
Sartorius Stedim Biotech	60	11,990
Societe Generale SA	1,527	97,466
Sodexo SA	191	11,359
Teleperformance SE	115	11,211
Thales SA	195	52,454
TotalEnergies SE	4,316	256,653
Unibail-Rodamco-Westfield, REIT	257	24,913
Veolia Environnement SA	1,335	45,242
Vinci SA	1,050	145,854
		3,720,698

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Germany 9.2%
adidas AG	358	$68,424
Allianz SE	816	322,465
BASF SE	1,893	92,775
Bayer AG	2,083	64,785
Bayerische Motoren Werke AG	614	58,423
Beiersdorf AG	210	26,095
Brenntag SE	260	16,130
Commerzbank AG	1,884	68,702
Continental AG	238	20,328
Covestro AG*	409	27,725
CTS Eventim AG & Co. KGaA	134	15,132
Daimler Truck Holding AG	1,007	48,986
Deutsche Bank AG	3,925	129,276
Deutsche Boerse AG	396	114,597
Deutsche Lufthansa AG	1,270	10,890
Deutsche Post AG	2,036	91,224
Deutsche Telekom AG	7,374	264,475
E.ON SE	4,761	86,856
Evonik Industries AG	543	10,783
Fresenius Medical Care AG	475	24,093
Fresenius SE & Co. KGaA	896	42,767
GEA Group AG	316	22,698
Hannover Rueck SE	127	38,525
Heidelberg Materials AG	283	65,287
Henkel AG & Co. KGaA	220	15,644
Infineon Technologies AG	2,769	108,775
Knorr-Bremse AG	159	15,869
LEG Immobilien SE	162	12,858
Mercedes-Benz Group AG	1,531	86,686
Merck KGaA	273	34,121
MTU Aero Engines AG	112	48,312
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	281	183,963
Nemetschek SE	125	18,624
Rational AG	10	7,719
Rheinmetall AG	94	186,073
RWE AG	1,341	55,015
SAP SE	2,206	630,818
Scout24 SE, 144A	156	20,848
Siemens AG	1,605	408,799
Siemens Energy AG*	1,433	165,911
Siemens Healthineers AG, 144A	715	38,512
Symrise AG	281	25,472
Talanx AG	139	18,424
Vonovia SE	1,570	48,726
Zalando SE, 144A*	486	14,171
		3,876,781
Hong Kong 1.9%
AIA Group Ltd.	22,552	210,279
Brightoil Petroleum Holdings Ltd.^	7,000	—
CK Asset Holdings Ltd.	4,211	19,296
CK Infrastructure Holdings Ltd.	1,362	9,593
CLP Holdings Ltd.	3,654	31,716
Futu Holdings Ltd., ADR	124	19,056
Hang Seng Bank Ltd.	1,572	22,899
Henderson Land Development Co. Ltd.	3,099	10,844
HKT Trust & HKT Ltd., UTS	7,670	12,077
Hong Kong & China Gas Co. Ltd.	24,372	21,754
Hong Kong Exchanges & Clearing Ltd.	2,526	136,704

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Hongkong Land Holdings Ltd.	2,491	$15,047
Jardine Matheson Holdings Ltd.	364	19,766
Link REIT, REIT	5,550	30,923
MTR Corp. Ltd.	3,406	12,252
Power Assets Holdings Ltd.	2,658	17,500
Prudential PLC	5,534	70,205
Sino Land Co. Ltd.	6,422	7,403
Sun Hung Kai Properties Ltd.	3,251	38,614
Swire Pacific Ltd. (Class A Stock)	929	8,397
Techtronic Industries Co. Ltd.	3,096	37,021
WH Group Ltd., 144A	18,393	18,414
Wharf Real Estate Investment Co. Ltd.	3,025	9,604
		779,364
Ireland 0.4%
AerCap Holdings NV	373	40,004
AIB Group PLC	4,442	35,041
Bank of Ireland Group PLC	2,089	28,014
Kerry Group PLC (Class A Stock)	348	32,145
Kingspan Group PLC	335	27,802
		163,006
Israel 0.7%
Azrieli Group Ltd.	89	8,744
Bank Hapoalim BM	2,661	49,902
Bank Leumi Le-Israel BM	3,180	58,826
Check Point Software Technologies Ltd.*	176	32,771
Elbit Systems Ltd.	55	25,373
ICL Group Ltd.	1,642	10,230
Israel Discount Bank Ltd. (Class A Stock)	2,674	25,573
Mizrahi Tefahot Bank Ltd.	336	20,756
Nice Ltd.*	136	21,231
Teva Pharmaceutical Industries Ltd., ADR*	2,427	37,497
Wix.com Ltd.*	114	15,508
		306,411
Italy 3.0%
Banca Mediolanum SpA	427	7,532
Banco BPM SpA	2,455	31,309
BPER Banca SpA	2,110	20,763
Coca-Cola HBC AG*	471	24,479
Davide Campari-Milano NV	1,328	9,147
DiaSorin SpA	51	4,986
Enel SpA	17,250	152,115
Eni SpA	4,671	79,722
Ferrari NV	265	116,204
FinecoBank Banca Fineco SpA	1,325	28,214
Generali	1,830	68,270
Infrastrutture Wireless Italiane SpA, 144A	604	7,141
Intesa Sanpaolo SpA	32,096	193,387
Leonardo SpA	858	46,249
Mediobanca Banca di Credito Finanziario SpA	1,084	23,866
Moncler SpA	491	26,186
Nexi SpA, 144A	1,067	6,093
Poste Italiane SpA, 144A	990	21,389
Prysmian SpA	596	47,599
Recordati Industria Chimica e Farmaceutica SpA	243	13,937
Ryanair Holdings PLC	1,803	53,013

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Snam SpA	4,374	$25,348
Telecom Italia SpA*	23,188	10,656
Terna - Rete Elettrica Nazionale	2,971	28,747
UniCredit SpA	2,973	218,735
Unipol Assicurazioni SpA	759	15,224
		1,280,311
Japan 20.0%
Advantest Corp.	1,621	107,795
Aeon Co. Ltd.	1,563	49,927
AGC, Inc.	406	12,218
Aisin Corp.	1,138	15,727
Ajinomoto Co., Inc.	1,918	50,743
ANA Holdings, Inc.	351	6,508
Asahi Group Holdings Ltd.	3,130	39,707
Asahi Kasei Corp.	2,720	18,925
Asics Corp.	1,396	32,819
Astellas Pharma, Inc.	3,830	39,712
Bandai Namco Holdings, Inc.	1,255	40,583
Bridgestone Corp.	1,199	48,500
Canon, Inc.	1,981	56,266
Capcom Co. Ltd.	733	18,659
Central Japan Railway Co.	1,634	38,092
Chiba Bank Ltd. (The)	1,244	11,595
Chubu Electric Power Co., Inc.	1,361	16,646
Chugai Pharmaceutical Co. Ltd.	1,409	67,543
Concordia Financial Group Ltd.	2,178	14,443
Dai Nippon Printing Co. Ltd.	807	12,427
Daifuku Co. Ltd.	682	17,266
Dai-ichi Life Holdings, Inc.	7,454	58,977
Daiichi Sankyo Co. Ltd.	3,642	89,345
Daikin Industries Ltd.	542	66,642
Daito Trust Construction Co. Ltd.	122	12,490
Daiwa House Industry Co. Ltd.	1,170	38,681
Daiwa Securities Group, Inc.	2,886	20,092
Denso Corp.	4,009	54,392
Dentsu Group, Inc.	443	8,736
Disco Corp.	192	56,741
East Japan Railway Co.	1,964	42,097
Eisai Co. Ltd.	566	15,874
ENEOS Holdings, Inc.	5,921	31,077
FANUC Corp.	2,002	55,730
Fast Retailing Co. Ltd.	403	122,927
Fuji Electric Co. Ltd.	270	13,424
FUJIFILM Holdings Corp.	2,373	49,221
Fujikura Ltd.	520	35,299
Fujitsu Ltd.	3,732	81,298
Hankyu Hanshin Holdings, Inc.	499	13,005
Hikari Tsushin, Inc.	35	9,410
Hitachi Ltd.	9,713	297,224
Honda Motor Co. Ltd.	8,951	92,669
Hoshizaki Corp.	232	7,944
Hoya Corp.	731	92,225
Hulic Co. Ltd.	1,022	9,748
Idemitsu Kosan Co. Ltd.	1,753	11,269
IHI Corp.	310	34,521
Inpex Corp.	1,843	26,242
Isuzu Motors Ltd.	1,148	14,713
ITOCHU Corp.	2,520	132,181

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Japan Airlines Co. Ltd.	285	$5,659
Japan Exchange Group, Inc.	2,087	20,395
Japan Post Bank Co. Ltd.	3,818	42,614
Japan Post Holdings Co. Ltd.	3,760	34,820
Japan Post Insurance Co. Ltd.	423	10,831
Japan Tobacco, Inc.	2,539	72,513
JFE Holdings, Inc.	1,215	14,061
Kajima Corp.	907	22,721
Kansai Electric Power Co., Inc. (The)	2,049	24,601
Kao Corp.	999	44,951
Kawasaki Kisen Kaisha Ltd.	746	10,539
KDDI Corp.	6,502	106,708
Keyence Corp.	409	147,948
Kikkoman Corp.	1,424	12,510
Kirin Holdings Co. Ltd.	1,700	22,402
Kobe Bussan Co. Ltd.	332	8,841
Komatsu Ltd.	1,909	61,504
Konami Group Corp.	198	26,880
Kubota Corp.	2,125	23,830
Kyocera Corp.	2,777	32,781
Kyowa Kirin Co. Ltd.	510	8,706
Lasertec Corp.	170	17,127
LY Corp.	6,182	22,596
M3, Inc.	920	11,315
Makita Corp.	526	16,284
Marubeni Corp.	2,986	61,135
MatsukiyoCocokara & Co.	694	14,251
MEIJI Holdings Co. Ltd.	494	9,989
MINEBEA MITSUMI, Inc.	745	11,725
Mitsubishi Chemical Group Corp.	2,869	15,627
Mitsubishi Corp.	7,250	142,995
Mitsubishi Electric Corp.	4,028	90,599
Mitsubishi Estate Co. Ltd.	2,250	42,125
Mitsubishi HC Capital, Inc.	1,908	14,103
Mitsubishi Heavy Industries Ltd.	6,794	162,216
Mitsubishi UFJ Financial Group, Inc.	24,316	335,142
Mitsui & Co. Ltd.	5,234	106,547
Mitsui Fudosan Co. Ltd.	5,598	50,037
Mitsui OSK Lines Ltd.	740	24,873
Mizuho Financial Group, Inc.	5,061	148,448
MonotaRO Co. Ltd.	530	9,438
MS&AD Insurance Group Holdings, Inc.	2,725	58,223
Murata Manufacturing Co. Ltd.	3,540	52,690
NEC Corp.	2,600	74,661
Nexon Co. Ltd.	706	12,918
Nidec Corp.	1,785	34,248
Nintendo Co. Ltd.	2,340	195,575
Nippon Building Fund, Inc., REIT	16	14,677
Nippon Paint Holdings Co. Ltd.	2,001	16,964
Nippon Sanso Holdings Corp.	387	13,697
Nippon Steel Corp.	2,047	39,421
Nippon Yusen KK	933	32,720
Nissan Motor Co. Ltd.*	4,799	10,175
Nissin Foods Holdings Co. Ltd.	424	8,042
Nitori Holdings Co. Ltd.	162	13,719
Nitto Denko Corp.	1,498	30,999
Nomura Holdings, Inc.	6,362	42,029
Nomura Research Institute Ltd.	802	31,735
NTT, Inc.	63,377	64,002
Obayashi Corp.	1,401	20,630

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Obic Co. Ltd.	674	$23,996
Olympus Corp.	2,418	28,888
Omron Corp.	375	9,666
Ono Pharmaceutical Co. Ltd.	803	8,980
Oracle Corp.	73	7,895
Oriental Land Co. Ltd.	2,284	47,029
ORIX Corp.	2,457	55,192
Osaka Gas Co. Ltd.	780	19,735
Otsuka Corp.	503	9,530
Otsuka Holdings Co. Ltd.	955	45,467
Pan Pacific International Holdings Corp.	806	26,966
Panasonic Holdings Corp.	4,939	46,720
Rakuten Group, Inc.*	3,256	16,474
Recruit Holdings Co. Ltd.	2,979	176,748
Renesas Electronics Corp.	3,561	43,313
Resona Holdings, Inc.	4,402	40,076
Ricoh Co. Ltd.	1,115	9,777
Sanrio Co. Ltd.	380	15,592
SBI Holdings, Inc.	568	21,100
SCREEN Holdings Co. Ltd.	167	13,028
SCSK Corp.	348	10,828
Secom Co. Ltd.	889	31,927
Sekisui Chemical Co. Ltd.	805	13,963
Sekisui House Ltd.	1,249	26,200
Seven & i Holdings Co. Ltd.	4,690	61,829
SG Holdings Co. Ltd.	670	7,433
Shimadzu Corp.	505	11,179
Shimano, Inc.	147	16,081
Shin-Etsu Chemical Co. Ltd.	3,822	109,985
Shionogi & Co. Ltd.	1,603	26,809
Shiseido Co. Ltd.	888	14,435
SMC Corp.	113	39,321
SoftBank Corp.	60,708	87,713
SoftBank Group Corp.	2,019	154,169
Sompo Holdings, Inc.	1,882	55,495
Sony Group Corp.	13,042	313,703
Subaru Corp.	1,222	22,480
Sumitomo Corp.	2,307	58,966
Sumitomo Electric Industries Ltd.	1,488	36,924
Sumitomo Metal Mining Co. Ltd.	524	11,526
Sumitomo Mitsui Financial Group, Inc.	7,822	197,323
Sumitomo Mitsui Trust Group, Inc.	1,360	35,652
Sumitomo Realty & Development Co. Ltd.	650	23,744
Suntory Beverage & Food Ltd.	303	9,149
Suzuki Motor Corp.	3,325	36,534
Sysmex Corp.	1,090	17,708
T&D Holdings, Inc.	1,022	24,956
Taisei Corp.	323	19,313
Takeda Pharmaceutical Co. Ltd.	3,367	92,491
TDK Corp.	4,121	50,206
Terumo Corp.	2,823	47,870
TIS, Inc.	434	13,845
Toho Co. Ltd.	220	13,881
Tokio Marine Holdings, Inc.	3,893	156,315
Tokyo Electron Ltd.	942	149,758
Tokyo Gas Co. Ltd.	708	23,710
Tokyo Metro Co. Ltd.	640	6,896
Tokyu Corp.	1,052	11,842
TOPPAN Holdings, Inc.	517	13,932
Toray Industries, Inc.	3,003	20,540

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Toyota Industries Corp.	328	$35,074
Toyota Motor Corp.	20,092	357,389
Toyota Tsusho Corp.	1,369	31,375
Trend Micro, Inc.	272	16,586
Unicharm Corp.	2,416	16,712
West Japan Railway Co.	951	20,821
Yakult Honsha Co. Ltd.	566	9,106
Yamaha Motor Co. Ltd.	1,957	14,155
Yokogawa Electric Corp.	486	12,954
Zensho Holdings Co. Ltd.	208	10,946
ZOZO, Inc.	882	8,731
		8,416,459
Luxembourg 0.1%
ArcelorMittal SA	1,017	31,706
CVC Capital Partners PLC, 144A	477	9,147
Eurofins Scientific SE	255	19,529
		60,382
Macau 0.1%
Galaxy Entertainment Group Ltd.	4,954	24,159
Sands China Ltd.*	5,050	12,225
		36,384
Netherlands 3.7%
ABN AMRO Bank NV, 144A, CVA	993	28,706
Adyen NV, 144A*	53	90,903
Aegon Ltd.	2,868	20,496
Akzo Nobel NV	370	23,237
Argenx SE*	128	85,969
ASM International NV	99	47,922
ASML Holding NV	832	576,637
ASR Nederland NV	319	21,189
BE Semiconductor Industries NV	172	23,239
Euronext NV, 144A	163	26,274
EXOR NV	192	18,504
Heineken Holding NV	281	18,965
Heineken NV	610	47,880
IMCD NV	129	14,140
ING Groep NV	6,675	155,564
JDE Peet’s NV	374	11,091
Koninklijke Ahold Delhaize NV	1,936	76,465
Koninklijke KPN NV	8,248	36,848
Koninklijke Philips NV	1,762	46,015
NN Group NV	570	38,382
Randstad NV	229	10,884
Universal Music Group NV	2,333	67,113
Wolters Kluwer NV	505	78,658
		1,565,081
New Zealand 0.3%
Auckland International Airport Ltd.	3,648	16,182
Contact Energy Ltd.	1,783	9,556
Fisher & Paykel Healthcare Corp. Ltd.	1,271	27,539
Infratil Ltd.	2,060	14,066

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
New Zealand (cont’d.)
Meridian Energy Ltd.	2,916	$9,803
Xero Ltd.*	308	35,470
		112,616
Norway 0.5%
Aker BP ASA	684	16,455
DNB Bank ASA	1,899	48,044
Equinor ASA	1,777	45,647
Gjensidige Forsikring ASA	433	11,390
Kongsberg Gruppen ASA	930	27,791
Mowi ASA	1,005	18,721
Norsk Hydro ASA	3,050	18,077
Orkla ASA	1,518	15,963
Salmar ASA	150	6,075
Telenor ASA	1,331	20,419
		228,582
Poland 0.0%
InPost SA*	505	7,253
Portugal 0.1%
EDP SA	6,806	29,418
Galp Energia SGPS SA	884	16,880
Jeronimo Martins SGPS SA	600	14,627
		60,925
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.7%
CapitaLand Ascendas REIT, REIT	7,723	16,536
CapitaLand Integrated Commercial Trust, REIT	12,535	21,165
CapitaLand Investment Ltd.	4,678	9,963
DBS Group Holdings Ltd.	4,435	162,784
Genting Singapore Ltd.	12,448	7,022
Grab Holdings Ltd. (Class A Stock)*	4,979	24,347
Keppel Ltd.	2,958	19,218
Oversea-Chinese Banking Corp. Ltd.	7,153	92,697
Sea Ltd., ADR*	795	124,537
Sembcorp Industries Ltd.	1,858	11,048
Singapore Airlines Ltd.	2,996	15,648
Singapore Exchange Ltd.	1,758	21,556
Singapore Technologies Engineering Ltd.	3,268	21,985
Singapore Telecommunications Ltd.	15,701	46,791
STMicroelectronics NV	1,435	36,469
United Overseas Bank Ltd.	2,660	73,902
		705,668
South Africa 0.2%
Anglo American PLC	2,372	66,744
South Korea 0.0%
Delivery Hero SE, 144A*	428	12,773
Spain 3.0%
Acciona SA	51	9,782

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
ACS Actividades de Construccion y Servicios SA	385	$26,571
Aena SME SA, 144A	1,580	42,546
Amadeus IT Group SA	955	76,681
Banco Bilbao Vizcaya Argentaria SA	12,223	203,858
Banco de Sabadell SA	11,427	42,176
Banco Santander SA	32,012	275,008
Bankinter SA	1,456	20,783
CaixaBank SA	8,369	78,738
Cellnex Telecom SA, 144A	1,047	36,948
EDP Renovaveis SA	676	7,937
Endesa SA	689	19,932
Grifols SA*	615	9,164
Iberdrola SA	12,246	215,240
Industria de Diseno Textil SA	2,313	110,485
Redeia Corp. SA	880	17,060
Repsol SA	2,453	37,192
Telefonica SA	7,786	40,182
		1,270,283
Sweden 2.9%
AddTech AB (Class B Stock)	563	18,927
Alfa Laval AB	627	27,242
Assa Abloy AB (Class B Stock)	2,125	70,317
Atlas Copco AB (Class A Stock)	5,697	86,756
Atlas Copco AB (Class B Stock)	3,310	44,795
Beijer Ref AB	863	14,487
Boliden AB*	593	18,151
Epiroc AB (Class A Stock)	1,391	28,311
Epiroc AB (Class B Stock)	844	15,130
EQT AB	807	26,973
Essity AB (Class B Stock)	1,277	31,488
Evolution AB, 144A	320	28,468
Fastighets AB Balder (Class B Stock)*	1,604	10,830
H & M Hennes & Mauritz AB (Class B Stock)	1,201	16,179
Hexagon AB (Class B Stock)	4,403	48,381
Holmen AB (Class B Stock)	157	5,835
Industrivarden AB (Class A Stock)	268	9,915
Industrivarden AB (Class C Stock)	347	12,815
Indutrade AB	592	14,376
Investment AB Latour (Class B Stock)	339	8,654
Investor AB (Class B Stock)	3,671	106,384
L E Lundbergforetagen AB (Class B Stock)	157	7,658
Lifco AB (Class B Stock)	505	17,989
Nibe Industrier AB (Class B Stock)	3,280	15,135
Saab AB (Class B Stock)	678	36,879
Sagax AB (Class B Stock)	465	9,842
Sandvik AB	2,261	55,168
Securitas AB (Class B Stock)	1,043	15,480
Skandinaviska Enskilda Banken AB (Class A Stock)	3,365	58,862
Skanska AB (Class B Stock)	738	17,215
SKF AB (Class B Stock)	739	17,213
Svenska Cellulosa AB SCA (Class B Stock)	1,316	16,504
Svenska Handelsbanken AB (Class A Stock)	3,093	37,686
Swedbank AB (Class A Stock)	1,800	47,931
Swedish Orphan Biovitrum AB*	422	11,604
Tele2 AB (Class B Stock)	1,245	19,242
Telefonaktiebolaget LM Ericsson (Class B Stock)	5,891	42,790
Telia Co. AB	5,107	18,036

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Trelleborg AB (Class B Stock)	437	$15,878
Volvo AB (Class B Stock)	3,369	96,757
		1,202,283
Switzerland 4.6%
ABB Ltd.	3,340	218,096
Avolta AG*	186	9,669
Baloise Holding AG	77	18,454
Banque Cantonale Vaudoise	62	7,175
Barry Callebaut AG	7	8,525
BKW AG	43	9,601
Chocoladefabriken Lindt & Spruengli AG	4	58,842
Cie Financiere Richemont SA (Class A Stock)	1,135	185,319
DSM-Firmenich AG	394	37,855
EMS-Chemie Holding AG	13	10,228
Galderma Group AG	247	38,067
Geberit AG	72	55,159
Givaudan SA	19	79,427
Helvetia Holding AG	74	17,796
Julius Baer Group Ltd.	446	30,178
Kuehne + Nagel International AG	102	20,796
Logitech International SA	329	30,507
Lonza Group AG	153	106,636
Partners Group Holding AG	49	65,871
Sandoz Group AG	886	50,669
Schindler Holding AG	50	17,536
Schindler Holding AG (Part. Cert.)	85	30,739
SGS SA	340	34,549
SIG Group AG*	569	9,206
Sika AG	328	77,401
Sonova Holding AG	105	28,582
Straumann Holding AG	235	28,632
Swatch Group AG (The) (Bearer Shares)	63	11,142
Swiss Life Holding AG	62	64,219
Swiss Prime Site AG	163	22,544
Swisscom AG	56	38,911
Temenos AG	120	10,733
UBS Group AG	6,948	258,216
VAT Group AG, 144A	56	19,611
Zurich Insurance Group AG	308	210,089
		1,920,980
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.8%
3i Group PLC	2,064	112,782
Admiral Group PLC	564	25,423
Ashtead Group PLC	916	61,199
Associated British Foods PLC	711	20,587
AstraZeneca PLC	3,276	477,941
Auto Trader Group PLC, 144A	1,926	21,263
Aviva PLC	5,679	48,521
BAE Systems PLC	6,389	152,446
Barclays PLC	30,332	148,263
Barratt Redrow PLC	2,990	14,724
British American Tobacco PLC	4,183	224,114
BT Group PLC	12,909	35,255

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Bunzl PLC	691	$20,507
Centrica PLC	10,861	23,609
CK Hutchison Holdings Ltd.	5,445	35,442
Coca-Cola Europacific Partners PLC	465	45,068
Compass Group PLC	3,600	126,502
Croda International PLC	288	9,912
DCC PLC	214	13,403
Diageo PLC	4,719	114,377
Entain PLC	1,317	17,686
Halma PLC	803	34,359
Hikma Pharmaceuticals PLC	352	9,098
HSBC Holdings PLC	37,337	454,876
Imperial Brands PLC	1,659	64,667
Informa PLC	2,850	32,590
InterContinental Hotels Group PLC	312	35,893
International Consolidated Airlines Group SA	2,685	13,461
Intertek Group PLC	350	22,757
J Sainsbury PLC	3,820	15,275
JD Sports Fashion PLC	5,346	6,001
Kingfisher PLC	3,936	13,996
Land Securities Group PLC, REIT	1,495	11,369
Legal & General Group PLC	12,454	42,133
Lloyds Banking Group PLC	127,568	130,814
London Stock Exchange Group PLC	1,010	123,114
M&G PLC	4,895	16,848
Marks & Spencer Group PLC	4,359	20,019
Melrose Industries PLC	2,788	18,824
National Grid PLC	10,386	145,945
NatWest Group PLC	17,133	118,930
Next PLC	247	40,093
Pearson PLC	1,300	18,383
Phoenix Group Holdings PLC	1,549	13,546
Reckitt Benckiser Group PLC	1,446	108,372
RELX PLC	3,902	202,752
Rentokil Initial PLC	5,476	27,317
Rolls-Royce Holdings PLC	17,910	254,196
Sage Group PLC (The)	2,122	34,072
Schroders PLC	1,663	8,548
Segro PLC, REIT	2,787	23,753
Severn Trent PLC	584	20,479
Smith & Nephew PLC	1,796	27,448
Smiths Group PLC	711	22,024
Spirax Group PLC	160	13,371
SSE PLC	2,346	57,506
Standard Chartered PLC	4,281	76,745
Tesco PLC	14,270	80,175
Unilever PLC	5,285	306,638
United Utilities Group PLC	1,480	22,093
Vodafone Group PLC	42,304	45,866
Whitbread PLC	374	15,024
Wise PLC (Class A Stock)*	1,445	19,304
WPP PLC	2,331	12,621
		4,530,319
United States 9.3%
Alcon AG	1,059	92,840
Amrize Ltd.*	1,105	55,859
BP PLC	33,971	182,094
CSL Ltd.	1,027	177,655

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
CyberArk Software Ltd.*			93	$38,267
Experian PLC			1,947	102,589
Ferrovial SE			1,083	55,518
GSK PLC			8,730	160,580
Haleon PLC			19,140	89,780
Holcim AG*			1,105	88,124
James Hardie Industries PLC, CDI*			1,472	38,636
Monday.com Ltd.*			84	22,032
Nestle SA			5,535	483,632
Novartis AG			4,016	457,371
QIAGEN NV			466	23,107
Roche Holding AG			1,484	463,116
Roche Holding AG (Bearer Shares)			70	23,264
Sanofi SA			2,345	210,512
Schneider Electric SE			1,155	298,906
Shell PLC			12,646	454,410
Spotify Technology SA*			330	206,758
Stellantis NV			4,276	37,736
Swiss Re AG			639	114,382
Tenaris SA			863	15,072
				3,892,240

Total Common Stocks (cost $20,415,417)				38,772,818
Preferred Stocks 0.3%
Germany
Bayerische Motoren Werke AG (PRFC)			121	10,578
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A			247	12,525
Henkel AG & Co. KGaA (PRFC)			355	27,356
Porsche Automobil Holding SE (PRFC)			332	13,325
Sartorius AG (PRFC)			53	11,286
Volkswagen AG (PRFC)			437	45,695

Total Preferred Stocks (cost $132,637)				120,765
Unaffiliated Exchange-Traded Fund 3.1%
United States
iShares MSCI EAFE ETF(a) (cost $1,226,133)			15,000	1,312,800

Total Long-Term Investments (cost $21,774,187)				40,206,383
Short-Term Investments 3.7%
Affiliated Mutual Funds 3.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	169,727	169,727
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $1,336,759; includes $1,332,480 of cash collateral for securities on loan)(b)(wb)	1,337,745	1,336,809

Total Affiliated Mutual Funds (cost $1,506,486)				1,506,536

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $69,606)	4.269%	09/18/25	70	$69,602

Total Short-Term Investments (cost $1,576,092)				1,576,138

TOTAL INVESTMENTS 99.3% (cost $23,350,279)				41,782,521
Other assets in excess of liabilities(z) 0.7%				285,129

Net Assets 100.0%				$42,067,650

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
REITs—Real Estate Investment Trust
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,291,833; cash collateral of $1,332,480 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	Euro STOXX 50 Index	Sep. 2025	$182,820	$1,245
1	FTSE 100 Index	Sep. 2025	120,496	3,235
3	Mini MSCI EAFE Index	Sep. 2025	392,010	(7,200)
1	TOPIX Index	Sep. 2025	195,557	10,542
				$7,822
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions International Developed Markets Index Fund